Finance Income and Costs - Summary of Finance Income and Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Fair value movements on derivative liabilities	€ 376	€ 97	€ 23
Interest income	25	19	5
Other financial income	11	2	0
Foreign exchange gains	43	0	124
Total	455	118	152
Finance costs
Fair value movements on derivative liabilities	(360)	(303)	(48)
Fair value movements on Convertible Notes	(201)	(524)	(245)
Interest, bank fees and other costs	(6)	(4)	(5)
Foreign exchange losses	(17)	(143)	(38)
Total	€ (584)	€ (974)	€ (336)